Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (no par value per share)
Amount Registered | shares	45,600,000
Proposed Maximum Offering Price per Unit	9.23
Maximum Aggregate Offering Price	$ 420,888,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 58,124.64
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the ''Securities Act''), this Registration Statement also covers any additional shares of the registrant's common stock, no par value per share (the ''Common Stock'') that may become issuable pursuant to the Amended and Restated 2024 Equity Incentive Plan of Lumen Technologies, Inc. (the ''Plan'') by reason of any recapitalization, reclassification, stock dividend, stock split, or other similar transaction resulting in an increase in the number of outstanding shares of Common Stock. The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on May 20, 2026.